COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the liability for product warranties
Balance, beginning of year	$ 6,743
Provisions	4,834	$ 3,686
Expenditures	(5,773)	(2,673)
Liability held for sale	0	(2,184)
Balance, end of year	$ 5,804	6,743
Calculated under Revenue Guidance in Effect before Topic 606
Changes in the liability for product warranties
Balance, beginning of year		$ 7,914